Prospectus Supplement
dated November 6, 2000 to:
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PUTNAM VARIABLE TRUST                                                66785 11/00
Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers the preceding fund) is replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.

Manager                   Since  Experience
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Putnam VT Utilities Growth and Income Fund
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Krishna K. Memani         1999   1998-Present              Morgan Stanley & Co.
Managing Director                Prior to September 1998   Putnam Management
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Jeanne L. Mockard         1998   1990-Present              Putnam Management
Senior Vice President
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Michael R. Yogg           2000   1997-Present              Putnam Management
Senior Vice President            Prior to April 1997       State Street Research
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Erin J. Spatz             2000   1996-Present              Putnam Management
Senior Vice President            Prior to May 1996         Pioneer Funds
The Credit Team
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40009                                                                    HV-2829